Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 25, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 13, 2012	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Jul. 13, 2012 Predecessor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Mar. 31, 2014 Minimum	Dec. 31, 2013 Minimum	Mar. 31, 2014 Maximum	Dec. 31, 2013 Maximum
Long-term Purchase Commitment [Line Items]
Initial term of contracts	1 year											3 years	3 years	6 years	6 years
Payments realized for customers		$ 0		$ 0
Royalty expense		2,913,000	1,254,000				3,795,000	2,045,000		1,203,000	8,329,000
Cash paid to terminate contract						14,000,000
Royalty agreement outstanding obligation						370,000
Property, plant and equipment		198,092,000		195,834,000	154,527,000				13,630,000	154,527,000	195,834,000
Rail car rental expense				$ 2,035,000